Income taxes - Expiry of tax losses and unused tax credits (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Expiry of tax losses carried forward and unused tax credits
Tax losses carried forward, Recognized	€ 4,045	€ 3,147
Tax losses carried forward, Unrecognized	18,757	18,449
Total tax losses carried forward	22,802	21,596
Tax credits, Recognized	464	513
Tax credits, Unrecognized	108	37
Total tax credits	572	550
Undistributed earnings for which no deferred tax liability has been recognized	709	1,578
Within 10 years
Expiry of tax losses carried forward and unused tax credits
Tax losses carried forward, Recognized	2,195	1,338
Tax losses carried forward, Unrecognized	1,698	1,491
Total tax losses carried forward	3,893	2,828
Tax credits, Recognized	249	367
Tax credits, Unrecognized	92	21
Total tax credits	341	388
Thereafter
Expiry of tax losses carried forward and unused tax credits
Tax losses carried forward, Recognized	353	135
Tax losses carried forward, Unrecognized	58	25
Total tax losses carried forward	411	160
Tax credits, Recognized	204	111
Tax credits, Unrecognized	5	5
Total tax credits	209	116
No expiry
Expiry of tax losses carried forward and unused tax credits
Tax losses carried forward, Recognized	1,497	1,674
Tax losses carried forward, Unrecognized	17,001	16,933
Total tax losses carried forward	18,498	18,608
Tax credits, Recognized	11	35
Tax credits, Unrecognized	11	11
Total tax credits	€ 22	€ 46